Note 37 (Tables)	12 Months Ended
Dec. 31, 2024
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]
The breakdown of the interest and other income recognized in the consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	2024	2023	2022
Financial assets held for trading	5,951	4,984	2,079
Financial assets at fair value through other comprehensive income	2,951	3,098	3,110
Financial assets at amortized cost ⁽¹⁾	50,243	38,328	25,258
Insurance activity	1,448	1,052	1,309
Adjustments of income as a result of hedging transactions	702	91	(825)
Other income ⁽²⁾	365	297	501
Total	61,659	47,850	31,432
(1) Includes interest on demand deposits at central banks and credit institutions.
(2) Includes, among others, the net interest income accrued from funds obtained through TLTRO III operations, which amounted to €177 million for the year ended December 31, 2022 (see Note 22.1).

Interest expense breakdown by origin [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Financial liabilities held for trading	5,445	3,834	1,140
Financial liabilities designated at fair value through profit or loss	170	130	58
Financial liabilities at amortized cost	28,379	19,164	9,985
Adjustments of expense as a result of hedging transactions	1,097	809	(232)
Insurance activity	1,016	633	948
Cost attributable to pension funds	173	110	76
Other expense	114	80	333
Total	36,392	24,761	12,309
(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).